SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of classification of financial assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of classification of financial assets and liabilities [Line Items]
Balance			$ 3,013,536	$ 3,013,536
Balance			10,101,251	10,101,251
Other current financial liabilities	$ 1,885,660	$ 1,794,286
Trade accounts payable and other accounts payable, current	2,222,874	1,674,303	498,832	1,668,612	$ 359,391
Accounts payable to related entities, current	56	382		760
Other financial liabilities, not current	8,530,418	8,359,462	6,605,508	9,433,450	6,796,952
Accounts payable, not current
Cash and cash equivalents	1,072,579	1,081,642		1,142,004	949,327
Other financial assets, current	499,504	383,984		559,919
Trade debtors and other accounts receivable, current	1,244,348	1,162,582	1,202,945	1,202,945
Accounts receivable from entities related, current
Other financial assets, non-current	313,449	290,476	275,549	244,778	$ 212,242
Accounts receivable, non-current
Hedge Derivatives [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of classification of financial assets and liabilities [Line Items]
Other current financial liabilities	50,372	25,921
Trade accounts payable and other accounts payable, current
Accounts payable to related entities, current
Cash and cash equivalents
Other financial assets, current	76,175	23,355
Trade debtors and other accounts receivable, current
Other financial assets, non-current
Measured At Amortized Cost [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of classification of financial assets and liabilities [Line Items]
Other current financial liabilities	1,835,288	1,760,653
Trade accounts payable and other accounts payable, current	2,222,874	1,674,303
Accounts payable to related entities, current	56	382
Cash and cash equivalents	850,485	1,037,989
Other financial assets, current	36,660	16,203
Trade debtors and other accounts receivable, current	1,244,348	1,162,582
Other financial assets, non-current	46,907	58,700
At Fair Value With Changes In Results [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of classification of financial assets and liabilities [Line Items]
Other current financial liabilities		7,712
Trade accounts payable and other accounts payable, current
Accounts payable to related entities, current
Cash and cash equivalents	222,094	43,653
Other financial assets, current	386,669	344,426
Trade debtors and other accounts receivable, current
Other financial assets, non-current
Classification IAS 39 [Member] | Loans and receivables, category [member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of classification of financial assets and liabilities [Line Items]
Balance				2,446,864
Cash and cash equivalents				(1,112,346)
Other financial assets, current				(23,918)
Trade debtors and other accounts receivable, current				(1,214,050)
Accounts receivable from entities related, current				(2,582)
Other financial assets, non-current				(87,077)
Accounts receivable, non-current				(6,891)
Classification IAS 39 [Member] | Hedge Derivatives [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of classification of financial assets and liabilities [Line Items]
Balance			62,867	62,867
Cash and cash equivalents
Other financial assets, current
Trade debtors and other accounts receivable, current
Accounts receivable from entities related, current
Other financial assets, non-current
Accounts receivable, non-current
Classification IAS 39 [Member] | Held For Trading [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of classification of financial assets and liabilities [Line Items]
Balance				1,915
Cash and cash equivalents
Other financial assets, current				(1,421)
Trade debtors and other accounts receivable, current
Accounts receivable from entities related, current
Other financial assets, non-current				(494)
Accounts receivable, non-current
Classification IAS 39 [Member] | Financial assets at fair value through profit or loss, category [member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of classification of financial assets and liabilities [Line Items]
Balance				501,890
Cash and cash equivalents				(29,658)
Other financial assets, current				(472,232)
Trade debtors and other accounts receivable, current
Accounts receivable from entities related, current
Other financial assets, non-current
Accounts receivable, non-current
Classification IFRS 9 [Member] | Measured At Amortized Cost [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of classification of financial assets and liabilities [Line Items]
Balance			2,446,864
Cash and cash equivalents				1,112,346
Other financial assets, current				23,918
Trade debtors and other accounts receivable, current				1,214,050
Accounts receivable from entities related, current				2,582
Other financial assets, non-current				87,077
Accounts receivable, non-current				6,891
Classification IFRS 9 [Member] | At Fair Value With Changes In Results [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of classification of financial assets and liabilities [Line Items]
Balance			503,805
Cash and cash equivalents				29,658
Other financial assets, current				473,653
Trade debtors and other accounts receivable, current
Accounts receivable from entities related, current
Other financial assets, non-current				494
Accounts receivable, non-current
Other Financial Liabilities [Member] | Classification IAS 39 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of classification of financial assets and liabilities [Line Items]
Balance				10,086,434
Other current financial liabilities				(1,288,749)
Trade accounts payable and other accounts payable, current				(1,695,202)
Accounts payable to related entities, current				(760)
Other financial liabilities, not current				(6,602,891)
Accounts payable, not current				(498,832)
Held Hedge Derivatives [Member] | Classification IAS 39 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of classification of financial assets and liabilities [Line Items]
Balance			14,817	14,817
Other current financial liabilities
Trade accounts payable and other accounts payable, current
Accounts payable to related entities, current
Other financial liabilities, not current
Accounts payable, not current
Measured At Amortized Cost [Member] | Classification IFRS 9 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of classification of financial assets and liabilities [Line Items]
Balance			$ 10,086,434
Other current financial liabilities				1,288,749
Trade accounts payable and other accounts payable, current				1,695,202
Accounts payable to related entities, current				760
Other financial liabilities, not current				6,602,891
Accounts payable, not current				$ 498,832